Summary of Significant Accounting Policies and Estimates - Schedule of Revenues Geographic Breakdown (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 19,806	$ 23,335
United States [Member]
Total revenue	19,153	22,653
Canada [Member]
Total revenue	$ 653	$ 682